Stock Options and Warrants - 2014 Warrant Exchange Agreements - Additional Information (Detail) - USD ($)				12 Months Ended
	Apr. 14, 2015	Jun. 16, 2014	Jun. 11, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock issued for warrant exchange			297,772
Warrants, Exchanged			243,699		248,144
Warrants outstanding				126,206	850,058	299,895
Change in fair value of warrant liability	$ 388,000	$ 1,271,000		$ 1,980,000	$ 2,405,000
Warrant exchange inducement expense		3,445,000			3,445,000
Warrant liability reclassified to equity upon warrant exchange		3,031,000			3,031,000
Value of common stock issued for warrant exchange		$ 6,428,000			$ 6,428,000
Placement Agent Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants, Exchanged			4,445
Warrants outstanding				0	0
Series A Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants, Exchanged			243,699
Warrants outstanding				0	0
Series A Warrants [Member] | Placement Agent Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants, Exchanged			4,445
Series A Warrants [Member] | Dr. Andrey Semechkin and Russell Kern [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock issued for warrant exchange		80,706	80,706
Warrants outstanding		67,255	67,255	0